Note 14 - Stock Compensation Plans - Fair Value Assumptions (Details)	12 Months Ended
Dec. 31, 2019
Expected dividend yield	2.11%
Risk-free interest rate	2.96%
Expected life of options (Year)	6 years 182 days
Expected stock-price volatility	12.42%